Notes to the cash flow statements (Tables)	12 Months Ended
Sep. 30, 2024
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Profit after income tax expense	6,990	7,201	5,699	6,691	6,434
Adjustments:
Depreciation, amortisation and impairment	1,522	1,237	1,581	1,407	1,089
Impairment charges/(benefits)	727	839	524	659	695
Net decrease/(increase) in current and deferred tax	(252)	665	427	(346)	363
(Increase)/decrease in accrued interest receivable	(227)	(730)	(544)	(207)	(657)
(Decrease)/increase in accrued interest payable	802	2,400	794	757	1,863
(Decrease)/increase in provisions	(272)	(173)	(621)	(272)	(162)
Other non-cash items	494	(850)	1,869	738	(499)
Cash flows from operating activities before changes in operating assets and liabilities	9,784	10,589	9,729	9,427	9,126
Net (increase)/decrease in:
Collateral paid	(2,097)	1,545	(1,524)	(2,057)	1,537
Trading securities and financial assets measured at FVIS	(18,994)	(4,524)	(3,750)	(19,452)	(4,162)
Derivative financial instruments	(836)	4,082	2,451	1,358	4,414
Loans	(35,083)	(27,270)	(36,345)	(32,528)	(25,080)
Other financial assets	(348)	128	279	(231)	94
Life insurance assets and life insurance liabilities	-	-	266	-	-
Other assets	(34)	8	20	2	11
Net increase/(decrease) in:
Collateral received	(318)	(2,888)	3,643	(181)	(3,092)
Deposits and other borrowings	35,243	24,692	35,054	35,870	23,347
Other financial liabilities	(7,084)	(17,146)	7,120	(5,281)	(18,117)
Other liabilities	-	(12)	11	(9)	(3)
Net cash provided by/(used in) operating activities	(19,767)	(10,796)	16,954	(13,082)	(11,925)

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Assets
Cash and balances with central banks	-	18	169	-	-
Loans	-	-	965	-	-
Other financial assets	-	18	66	-	-
Life insurance assets	-	-	2,366	-	-
Tax assets	-	-	39	-	-
Intangible assets	-	55	-	-	-
Other assets	-	-	168	-	-
Total assets	-	91	3,773	-	-
Liabilities
Other financial liabilities	-	22	34	-	-
Tax liabilities	-	-	36	-	-
Life insurance liabilities	-	-	185	-	-
Provisions	-	1	52	-	-
Other liabilities	-	-	213	-	-
Total liabilities	-	23	520	-	-
Total equity attributable to owners of WBC	-	68	3,253	-	-
Cash proceeds received (net of transaction costs)	-	311	2,284	-	-
Expected receivable (completion settlement)/ deferred consideration	-	-	146	-	-
Total consideration	-	311	2,430	-	-
Gain/(loss) on disposal	-	243	(823)	-	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	-	311	2,284	-	-
Less: Cash deconsolidated	-	(18)	(169)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	-	293	2,115	-	-

Schedule of non-cash investing activities

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Shares issued under the dividend reinvestment plan	-	192	-	-	192
Increase in lease liabilities	399	235	244	319	217

Schedule of cash and balances with central banks

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash and cash at bank	9,320	13,852	8,961	13,490
Exchange settlement accounts	56,036	88,371	49,276	79,810
Regulatory deposits with central banks	311	299	163	166
Total cash and balances with central banks	65,667	102,522	58,400	93,466